Note 12 - Derivatives and Fair Value Disclosures (Details) - Components of Accumulated Other Comprehensive Income /(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized Gain / (Loss) on cash flow hedges
Accumulated other comprehensive	$ (293,020)
Accumulated other comprehensive	(393,288)	$ (293,020)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Unrealized Gain / (Loss) on cash flow hedges
Accumulated other comprehensive	(293,020)	(49,471)	$ 18,378
Effective portion of changes in fair value of interest swap contracts	(100,268)	(293,020)
Reclassification adjustment		49,471	(67,849)
Accumulated other comprehensive	$ (393,288)	$ (293,020)	$ (49,471)